Summary of Significant Accounting Policies - Summary of Amortization of Debt Financing Fees (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Amortization Of Debt Deferred Finance Costs [Abstract]
2021		$ 457
2022		457
2023		457
2024		343
2025
Total	$ 1,806	$ 1,714